Leases (Details) - Schedule of Accumulated of Depreciation of Right of Use Assets - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	$ 1,612,996	$ 1,377,029
Buildings [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	1,594,867	1,357,351
Vehicles [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	8,845	10,182
Equipment [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	4,796	4,742
Lands [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	$ 4,488	$ 4,754